UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                    2/14/05
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:       $853,117
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

ACTIVISION INC NEW                COM NEW        004930202   36,241 1,795,900           SOLE             1,795,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
AMAZON COM INC                    COM            023135106   37,692   851,019           SOLE               851,019     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
AMPHENOL CORP NEW                 CLA            032095101   23,076   628,100           SOLE               628,100     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
ANGIOTECH PHARMACEUTICALS IN      COM            034918102   23,232 1,261,900           SOLE             1,261,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
APPLERA CORP                      COM AP BIO GRP 038020103   30,753 1,470,750           SOLE             1,470,750     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
APPLERA CORP                      COM CE GEN GRP 038020202    9,891   719,360           SOLE               719,360     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
ATARI INC                         COM            04651M105    3,459 1,180,700           SOLE             1,180,700     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
BAXTER INTL INC                   COM            071813109   35,251 1,020,592           SOLE             1,020,592     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
BISYS GROUP INC                   COM            055472104   19,821 1,204,900           SOLE             1,204,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
COMMSCOPE INC                     COM            203372107   32,234 1,705,527           SOLE             1,705,527     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
CURAGEN CORP                      COM            23126R101    4,803   670,800           SOLE               670,800     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
DESARROLLADORA HOMEX S A DE       SPONSORED ADR  25030W100    4,373   184,900           SOLE               184,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
DIRECTV GROUP INC                 COM            25459L106   26,341 1,573,507           SOLE             1,573,507     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
DST SYS INC DEL                   COM            233326107   33,836   649,198           SOLE               649,198     0        0
----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          COM            278642103   24,786   213,052           SOLE               213,052     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
ECHOSTAR COMMUNICATIONS NEW       CLA            278762109   17,158   516,027           SOLE               516,027     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
ELECTRONIC ARTS INC               COM            285512109   13,921   225,700           SOLE               225,700     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
FLOWSERVE CORP                    COM            34354P105   14,940   542,500           SOLE               542,500     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
GEMSTAR-TV GUIDE INTL INC         COM            36866W106   16,891 2,853,244           SOLE             2,853,244     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
GOOGLE INC                        CLA            38259P508    7,577    39,300           SOLE                39,300     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
HONEYWELL INTL INC                COM            438516106   26,895   759,543           SOLE               759,543     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
IAC INTERACTIVECORP               COM            44919P102   12,123   438,910           SOLE               438,910     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
INTERMUNE INC                     COM            45884X103    5,877   443,200           SOLE               443,200     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
JPMORGAN & CHASE & CO             COM            46625H100   27,077   694,100           SOLE               694,100     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
MEDIMMUNE INC                     COM            584699102   40,072 1,478,131           SOLE             1,478,131     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
NEWS CORP LTD                     SP ADR PFD     652487802   33,941 1,818,900           SOLE             1,818,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
NEXTEL COMMUNICATIONS INC         CLA            65332V103   42,347 1,411,100           SOLE             1,411,100     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
NII HLDGS INC                     CL B NEW       62913f201   42,937   904,892           SOLE               904,892     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
PALL CORP                         COM            696429307   22,439   775,100           SOLE               775,100     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
PENTAIR INC                       COM            709631105   18,198   417,760           SOLE               417,760     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
RAYTHEON CO                       COM NEW        755111507   18,237   469,670           SOLE               469,670     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
RYLAND GROUP INC                  COM            783764103    9,508   165,240           SOLE               165,240     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR  82481R106   22,072   690,826           SOLE               690,826     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
SPRINT CORP                       COM FON        852061100    9,940   400,000           SOLE               400,000     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
STRAYER ED INC                    COM            863236105   20,520   186,900           SOLE               186,900     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
TOM ONLINE INC                    ADR REG S      889728200    4,535   297,200           SOLE               297,200     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
HILFIGER TOMMY CORP               ORD            G8915Z102    8,076   716,000           SOLE               716,000     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
TYCO INTL LTD NEW                 COM            902124106   62,170 1,739,508           SOLE             1,739,508     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------
WESTERN WIRELESS CORP             CLA            95988E204    9,875   337,038           SOLE               337,038     0        0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ---------------

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